LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DETAILED INFORMATION ABOUT LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share:

	For the Year Ended
(in thousands of shares)	December 31, 2022	December 31, 2021
Issued Common Shares at the beginning of the period	170,483	161,721
Effect of Warrant Exercise	8,526	8,762
Effect of Treasury Return	(1,049)	-
Effect of Treasury Issuance	21	-
Effect of Share Options Exercised	220	-
Weighted-average numbers of Common Shares	178,201	170,483

Loss per share
Basic and diluted loss per share	(0.12)	(0.07)